Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	MAGIC SOFTWARE ENTERPRISES LTD
Entity Central Index Key	0000876779
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	MGIC
Entity Common Stock, Shares Outstanding	44,335,220